Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.
       Derivative Financial Instruments

Interest rate swaps

Effective
September
20,
2013
and on
October
17,
2014
respectively, the Company entered into
two
interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of
$10.0
million for each of the contracts, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays the fixed rate of
1.29%
on the
first
and an adjustable rate averaging
1.97%
on the
second
swap (Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays the fixed rate of
0.50%
until
November
28,
2016
then
0.95%
till
November
28,
2017
and then
3.55%
till
May
28,
2019)
based on the relevant notional amount, all contracts are net settled between Eurobank and the Company. Two swaps were effective from
July
1,
2014
to
September
30,
2016
and from
November
28,
2015
to
November
28,
2019,
respectively.

The interest rate swaps did not qualify for hedge accounting as of
December

31,
2015
and
2016.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015	December 31, 2016

Interest rate swap contracts	Current liabilities – Derivatives	50,402	-

Interest rate swap contracts	Long-term liabilities – Derivatives	202,700	240,181

Total derivative liabilities		253,102	240,181

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Interest rate – Fair value	Loss on derivatives, net	718,977	45,669	12,921
Interest rate contracts - Realized loss	Loss on derivatives, net	(763,625)	(307,343)	(132,075)
Total loss on derivatives		(44,648)	(261,674)	(119,154)